CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net Income	$ 2,237,571	$ 1,454,505
Adjustments to reconcile net income to net cash provided by operating activities -
Amortization of deferred financing costs	39,542	0
Depreciation	5,714	0
Non cash compensation expense	13,664	28,767
Impairment loss on property and equipment (Note 6)	13,863	0
Loss on write-down of investment in privately held company (Note 7)	15,000	0
Changes in operating assets and liabilities:
Interest receivable on loans	(168,806)	(42,283)
Other current and non current assets	(5,871)	(8,634)
Accounts payable and accrued expenses	(63,979)	106,556
Deferred origination fees	34,906	112,758
Income taxes payable	0	(373,219)
Net cash provided by operating activities	2,121,604	1,278,450
Cash flows from investing activities:
Issuance of short term loans	(21,609,000)	(22,585,990)
Collections received from loans	14,737,436	13,248,464
Proceeds from exercise of option (Note 5)	0	146,821
Purchase of fixed assets	(9,260)	(19,088)
Net cash used in investing activities	(6,880,824)	(9,209,793)
Cash flows from financing activities:
Proceeds from loans and line of credit, net	2,747,254	3,500,000
Proceeds from exercise of stock options and warrants	134,660	55,230
Proceeds from public offering, net	4,237,198	4,288,765
Dividends paid	(2,129,181)	(853,499)
Deferred financing costs incurred	(171,551)	(32,500)
Net cash provided by financing activities	4,818,380	6,957,996
Net increase (decrease) in cash and cash equivalents	59,160	(973,347)
Cash and cash equivalents, beginning of year	47,676	1,021,023
Cash and cash equivalents, end of year	106,836	47,676
Supplemental Cash Flow Information:
Taxes paid during the year	56	416,083
Interest paid during the year	596,187	563,368
Supplement Information - Noncash Information:
Dividend declared and payable	$ 617,443	$ 0